Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
Schedule of other current assets
	December 31, 2021	December 31, 2020

Deposits (a)	$2,981,684	$1,909,800
Due from third parties (b)	-	97,771
Office rental deposit	41,793	-
Others	27,139	12,803
Total	$3,050,616	$2,020,374